Income Taxes - Income (Loss) Before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Income Taxes
Income before income taxes	$ 217,090	$ 191,633	$ 151,152
Canada
Income Taxes
Income before income taxes, Domestic	62,911	60,119	53,246
United States
Income Taxes
Income before income taxes, Foreign	102,707	92,637	62,346
Other countries
Income Taxes
Income before income taxes, Foreign	$ 51,472	$ 38,877	$ 35,560